Obligation to Deliver Digital Assets - Schedule of Obligation to Deliver Digital Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Obligation to Deliver Digital Assets [Abstract]
Opening balance
Initial recognition of obligation to deliver digital assets	6,188,800
Changes in fair value of obligation to deliver digital assets	(1,005,690)
Ending balance	$ 5,183,110